Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions	Mar. 27, 2021 Vote Class $ / shares	Dec. 09, 2020 USD ($)	Aug. 13, 2020 USD ($)	Mar. 28, 2020 $ / shares
Class of Stock [Line Items]
Preferred shares par value | $ / shares	$ 0			$ 0
Number of classes of common stock outstanding | Class	2
NYSE American [Member]
Class of Stock [Line Items]
Minimum networth required for compliance | $		$ 2.0	$ 4.0
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	1
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	10